August 27, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Income Credit Strategies Fund

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Amendment No. 10 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) with respect to the proposed transferable rights offering by the Fund of additional shares of common stock (the “Shares”).

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience.  At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2 and provide the remainder of the information necessary to complete the brackets, etc., to the extent not filed as part of this filing.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (215) 405-5757.

Sincerely,

/s/Jennifer Rogers
Jennifer Rogers

Enclosures

cc:                                Lucia Sitar, Aberdeen Asset Management Inc.

Neesa Sood, Willkie Farr & Gallagher LLP

Elliot J. Gluck, Willkie Farr & Gallagher LLP

Margery Neale, Willkie Farr & Gallagher LLP

Aberdeen Standard Investments Inc

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700